Equity Method Investment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Equity Method Investment, Net [Abstract]
Schedule of Equity Method Investment, Net
Amount
RMB
Balance as of December 31, 2023 and June 30, 2024	145,696

Balance as of December 31, 2024	162,761
Additions	1,178
Share of results	(615)
Other (Note 9(a))	(150)
Balance as of June 30, 2025	163,174

Schedule of Obligation or Commitment to Provide any Guarantee, Loan or Other Financial Support to the Limited Partnerships
	Aggregated carrying amount (before impairment loss) of the limited partnerships	Maximum amount of additional capital commitment (Note 21)	Maximum exposures to the losses of the limited partnerships
	RMB	RMB	RMB
Balance as of December 31, 2024 and June 30, 2025	357,439	278,012	635,451

Schedule of Effective Interests to the Equity Method Investees	The Group’s effective interests to the limited partnerships as of December 31, 2024 and June 30, 2025 are as below:
	As of December 31,	As of June 30,
	2024	2025
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership (“Jiushen”)	12%	12%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”)	10%	10%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshu Tianye”)	26%	26%
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”)	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	40%	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	37%	37%
Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”)	40%	40%
Shenzhen Jiaxinda No.3 Investment Limited Partnership (“Jiaxinda”)	10%	10%
Ningbo Chunyu Management Limited Partnership (“Chunyu”) (Note (a))	89.95%	89.95%

Name of other equity method investees
Suzhou Tinghaozhu Technology Co., Ltd. (“Suzhou Tinghaozhu”) (Note 9(a))	30%	Not applicable
Shanghai Nuancheng (Note (b))	30%	30%
Duoduo Robot (Note (b))	32%	32%
Shenzhen Fangdd Technology Environmental Engineering Co., Ltd. (“Shenzhen Technology”) (Note (b))	32%	32%
Shanghai Fangdd Environmental Technology Development Co., Ltd. (“Shanghai Technology”) (Note (b))	32%	32%
Shenzhen Duoduoyijie Intelligent Technology Co., Ltd. (“Duoduoyijie”) (Note (b))	16%	16%
Shanghai Youxi Network Technology Co., Ltd. (“Shanghai Youxi”) (Note (c))	—	25.5%
Duo Concierge lnc. (Note (d))	—	20%

(a)	The Group invested in Chunyu in 2024. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 89.95% of its total equity.

(b)	The Group invested in Shanghai Nuancheng and Duoduo Robot in 2024. The Group does not have controlling financial interests over these investees, but has ability to exercise significant influence over their financial and operating policies accounting for 30%, 30% and 32% of their total equity, respectively. Shenzhen Technology and Shanghai Technology are wholly-owned subsidiaries of Duoduo Robot. Duoduoyijie is also a subsidiary of Duoduo Robot, in which Duoduo Robot has 51% equity interests.

(c)	Shanghai Youxi was a subsidiary of the Group. However, the Group reduced its shareholding in Shanghai Youxi to 25.5% in March 2025 due to change of strategic objectives, and only has significant influence but does not own a majority equity interests or otherwise control over Shanghai Youxi since then.

(d)	The Group invested in Duo Concierge Inc. during the six months ended June 30, 2025. The Group does not have controlling financial interests over the investee, but has ability to exercise significant influence over its financial and operating policies accounting for 20% of its total equity.
	For the Six Months Ended June 30,
	2024		2025
Name of other equity method investees	Capital Investments	Return of Capital	Capital Investments	Other (Note 9(a))
	RMB	RMB	RMB	RMB
Suzhou Tinghaozhu	—	—	—	(150)
Shanghai Youxi	—	—	255	—
Duo Concierge lnc.	—	—	923	—
Total	—	—	1,178	(150)

Schedule of Unaudited Financial Information for these Equity Method Investees

Summary of combined unaudited financial information for these equity method investees as of December 31, 2024 and June 30, 2025, and for the six months ended June 30, 2024 and 2025 are presented below:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
Balance sheet data:
Current assets	432,605	399,796
Non-current assets	97,253	100,957
Total assets	529,858	500,753

Current liabilities	63,280	64,915
Total liabilities	63,280	64,915

Shareholders’ equity	466,578	435,838
Total liabilities and shareholders’ equity	529,858	500,753

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB
Operation results data:
Revenue	—	2,541
Operating loss	(12,192)	(4,600)
Net loss	(11,930)	(4,225)